Revolving Credit Facility (Details) - Credit Agreement - Line of Credit - USD ($)	Mar. 12, 2021	Sep. 30, 2021
Revolving Credit Facility
Debt Instrument [Line Items]
Current borrowing capacity	$ 100,000,000
Increase limit on borrowings	$ 50,000,000
Borrowings outstanding		$ 0
Revolving Credit Facility | Federal Funds Rate
Debt Instrument [Line Items]
Basis spread on variable rate	0.50%
Revolving Credit Facility | Eurodollar Rate | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate	1.00%
Revolving Credit Facility | Eurodollar Rate | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate	0.50%
Letter of Credit
Debt Instrument [Line Items]
Borrowing capacity	$ 10,000,000
Borrowings outstanding		$ 0
Bridge Loan
Debt Instrument [Line Items]
Borrowing capacity	$ 10,000,000